Lease Income (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Future Minimum Rental Revenues	Future minimum rental revenues under leases existing on our properties (including contributed properties) as of December 31, 2012 are as follows (in thousands):

2013	$14,865
2014	767

Total	$15,632